ORDINARY SHARES (Details)	Jun. 27, 2025 USD ($) shares	Jan. 27, 2025 D	Jun. 30, 2025 shares	Dec. 31, 2024 shares
ORDINARY SHARES
Number of shares issued	146,670,925
Number of bonus shares	97,780,616
Number of trading days | D		30
Number of trading period		30 months
Share-settled transactions | $	$ 1,825,000,000
Class A ordinary shares
ORDINARY SHARES
Ordinary shares, shares issued			368,726,252	222,055,327
Ordinary shares, outstanding			281,511,772	134,586,659
Class B ordinary shares
ORDINARY SHARES
Ordinary shares, shares issued			72,978,677	72,978,677
Ordinary shares, outstanding			72,978,677	72,978,677